Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of Liabilities [Abstract]
2025	$ 162
2026	16
Thereafter
Total lease payments	178
Less: imputed interest	(3)
Present value of minimum operating lease payments	$ 175